UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-05083

VAN ECK WORLDWIDE INSURANCE TRUST - WORLDWIDE HARD ASSETS FUND

(Exact name of registrant as specified in its charter)

99 Park Avenue - 8th Floor, New York, N.Y.	10016
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith
Chief Financial Officer
Worldwide Hard Assets Fund
99 Park Avenue - 8th Floor
New York, N.Y. 10016
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 687-5200

Date of fiscal year end:	December 31
Date of reporting period:	March 31, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

WorldWide Hard Assets Fund
Schedule of Investments
March 31, 2008 (unaudited)

Number
of Shares		Value
COMMON STOCKS: 97.1%
Australia: 2.7%
2,008,000	Iluka Resources Ltd. † #	$8,629,608
1,147,427	Iluka Resources Ltd. Rights
	(AUD 2.55, expiring 04/09/08) * #	2,202,129
6,496,999	Lihir Gold Ltd. * † #	20,731,482
		31,563,219

Brazil: 3.5%
783,000	Cia Vale do Rio Doce (ADR)	27,123,120
134,000	Petroleo Brasileiro S.A. (ADR)	13,682,740
		40,805,860
Canada: 11.0%
269,000	Addax Petroleum Corp.	10,679,283
373,500	Agnico-Eagle Mines Ltd. (USD)	25,289,685
322,960	Brazilian Resources, Inc. *	0
96,600	CIC Energy Corp. * R	1,599,883
36,000	FNX Mining Co., Inc. *	1,010,434
356,152	Goldcorp, Inc. (USD)	13,800,890
202,000	Killam Properties, Inc.	1,542,871
211,855	Kinross Gold Corp.	4,726,465
874,500	Kinross Gold Corp. (USD)	19,335,195
870,000	OPTI Canada, Inc. *	14,663,159
14,800	Petrolifera Petroleum Ltd. *	131,702
968,900	Petrolifera Petroleum Ltd. * R	8,589,299
330,000	Silver Wheaton Corp. * †	5,121,438
27,200	Suncor Energy, Inc.	2,628,976
124,800	Suncor Energy, Inc. (USD)	12,024,480
219,500	Timberwest Forest Corp.	2,715,825
11,300	Timberwest Forest Corp. R	139,804
536,000	Yamana Gold Inc. Warrants * R
	(CAD 2.00, expiring 5/29/08)	3,315,895
236,205	Yamana Gold Inc.	3,465,583
		130,780,866

Indonesia: 0.0%
165,000	Medco Energi Internasional
	Tbk PT #	60,160

Kazakhstan: 0.5%
275,650	Eurasian Natural Resources Corp. (GBP) *	5,388,629

Netherlands: 1.5%
213,500	Arcelor Mittal (USD)	17,464,300

Norway: 2.5%
209,000	Fred Olsen Energy ASA † #	11,904,091
650,498	SeaDrill Ltd.* † #	17,523,045
		29,427,136
South Africa: 3.0%
653,300	Exxaro Resources Ltd. #	8,895,864
703,100	Impala Platinum Holdings Ltd. #	27,183,618
		36,079,482
United Kingdom: 5.1%
239,000	Anglo American PLC #	14,326,008
533,100	Randgold Resources Ltd. (ADR)	24,703,854
314,000	Xstrata PLC #	21,992,927
		61,022,789

United States: 67.3%
669,900	Alpha Natural Resources, Inc. *	29,100,456
461,000	Anadarko Petroleum Corp.	29,056,830
302,100	BPZ Resources Inc. * †	6,564,633
711,000	Cameron International Corp. *	29,606,040
175,700	CVR Energy, Inc. * †	4,046,371
701,200	Darling International, Inc. *	9,080,540
350,000	Devon Energy Corp.	36,515,500
195,000	Diamond Offshore Drilling, Inc. †	22,698,000
820,800	El Paso Corp.	13,658,112
528,000	Ellora Oil & Gas, Inc. * # R	6,921,200
293,000	Equitable Resources, Inc.	17,257,700
252,000	Exterran Holdings, Inc. * †	16,264,080
135,600	FMC Technologies, Inc. *	7,714,284
184,550	Freeport-McMoRan Copper & Gold, Inc.	17,757,401
642,600	Frontier Oil Corp.	17,517,276
344,700	Hess Corp.	30,395,646
184,800	Holly Corp.	8,022,168
1,903,000	International Coal Group, Inc. * †	12,084,050
197,560	James River Coal Co. † *	3,461,251
104,000	Kaiser Aluminum Corp. †	7,207,200
212,421	KGEN Power Corp. * # R	3,078,469
486,000	McDermott International, Inc. *	26,642,520
260,102	Mercer International, Inc. * †	1,812,911
911,500	Mirant Corp. * †	33,169,485
141,500	Monsanto Co.	15,777,250
500,944	National Oilwell Varco, Inc. *	29,245,111
496,100	Newfield Exploration Co. *	26,218,885
450,000	Noble Corp.	22,351,500
701,600	NRG Energy, Inc. * †	27,355,384
481,100	Nucor Corp.	32,589,714
486,000	Occidental Petroleum Corp.	35,560,620
384,000	Oceaneering International, Inc. *	24,192,000
552,000	Range Resources Corp.	35,024,400
498,000	Reliant Energy, Inc. *	11,777,700
284,000	Schlumberger Ltd.	24,708,000
175,805	Transocean, Inc. *	23,768,836
310,700	Valero Energy Corp.	15,258,477
371,400	Walter Industries, Inc.	23,260,782
381,300	Weatherford International Ltd. *	27,632,811
109,200	Weyerhaeuser Co.	7,102,368
439,250	XTO Energy, Inc.	27,172,005
		798,627,966
Total Common Stocks
(Cost: $831,546,564)		1,151,220,407

EXCHANGE TRADED FUND: 0.6%
United States: 0.6%
(Cost: $7,215,929)
	PowerShares Global
400,000	Water Portfolio ETF	7,696,000

MONEY MARKET FUND: 4.1%
(Cost: $48,339,150)
	AIM Treasury Portfolio -
48,339,150	Institutional Class	48,339,150

Total Investments Before Collateral
for Securities Loaned: 101.8%
(Cost: $887,101,643)		1,207,255,557

SHORT TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES LOANED: 8.4%
(Cost: $99,968,111)
	State Street Navigator Securities
99,968,111	Lending Prime Portfolio	99,968,111

Total Investments: 110.2%
(Cost: $987,069,754)		1,307,223,668
Liabilities in excess of other assets: (10.2)%		(121,310,233)
NET ASSETS: 100.0%		$1,185,913,435

The aggregate cost of investments owned for Federal income tax purposes is $991,633,359, and unrealized appreciation (depreciation) on such investments is:

Gross Unrealized Appreciation		$345,501,313
Gross Unrealized Depreciation		(29,911,004)
Net Unrealized Appreciation		$315,590,309

ADR - American Depository Receipt
CAD - Canadian Dollar
GBP - British Pound
USD - United States Dollar

* - Non-income producing
† - Security fully or partially on loan. Total market value of securities on loan is $96,770,506.

# -	Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $143,448,601, which represented 12.1% of net assets.
R -	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities are considered liquid,unless otherwise noted, and the market value amounted to $23,644,550 or 2.0% of net assets.

Restricted securities held by the Fund are as follows:

	Acquisition	Number	Acquisition		% of
Security	Date	of Shares	Cost	Value	Net Assets
CIC Energy Corp.	2/8/2007	96,600	$1,224,335	$1,599,883	0.1%
Ellora Oil & Gas Co. (a)	6/30/2006	528,000	6,336,000	6,921,200	0.6
KGEN Power Corp. (a)	12/19/2006	212,421	2,973,894	3,078,469	0.3
Petrolifera Petroleum Ltd.	3/7/2005	722,400	962,197	6,404,076	0.5
Petrolifera Petroleum Ltd.	5/2/2007	246,500	665,886	2,185,223	0.2
Timberwest Forest Corp.	12/9/1999	11,300	90,651	139,804	0.0
Yamana Gold Inc. Warrants	10/19/2007	536,000	-	3,315,895	0.3
(a) - Illiquid security				$23,644,550	2.0%

Summary of Investments by Industry	% of
Excluding Collateral for Securities Loaned	Investments	Value
Basic Industry	2.2%	$26,642,520
Capital Goods	1.4	16,264,080
Chemicals	1.9	22,984,450
Consumer Goods	0.8	9,080,540
Consumer Durables	0.7	8,895,864
Energy	60.3	728,055,384
Industrial Metals	13.9	168,152,046
Paper And Forest	1.0	11,770,908
Precious Metals	10.4	125,804,199
Real Estate	2.1	24,803,653
Services	0.5	6,564,633
Miscellaneous	0.2	2,202,130
Total Common Stocks	95.4	1,151,220,407
Exchange Traded Fund	0.6	7,696,000
Money Market Fund	4.0	48,339,150
	100.0%	$1,207,255,557

See Note to Schedule of Investments

Worldwide Hard Assets Fund
Note to Schedule of Investments
March 31, 2008 (unaudited)

Security Valuation—Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. Securities for which market values are not readily available, or whose values have been affected by events occurring before the Fund's pricing time (4:00 p.m. Eastern Time) but after the close of the securities primary market, are valued using methods approved by the Board of Trustees. The Fund may also fair value securities in other situations, for example, when a particular foreign market is closed but the Fund is open. The price which the Fund may realize upon sale of an investment may differ materially from the value presented on the Schedule of Investments. Short-term obligations purchased with more than sixty days remaining to maturity are valued at market value. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates market value. Futures are valued using the closing price reported at the close of the respective exchange. Forward foreign currency contracts are valued at the spot currency rate plus an amount (points), which reflects the differences in interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of the Adviser appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends and security specific information are used to determine the fair value for these securities. Short-term investments held as collateral for securities loaned are valued at net asset value.

Adoption of Statement of Financial Accounting Standards No. 157 “Fair Value Measurements” (“FAS 157”) – In September 2006, the Financial Accounting Standards Board issued FAS 157 effective for fiscal years beginning after November 15, 2007. This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The Fund has adopted FAS 157 as of January 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value  the Fund’s net assets as of March 31, 2008 is as follows:

Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Market Value of Investments
$1,015,467,806	$291,755,862	None	$1,307,223,668

ITEM 2. Controls and Procedures.

(a)
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Worldwide Hard Assets Fund.

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund

Date: May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Keith J. Carlson, Chief Executive Officer, Worldwide Hard Assets Fund

Date: May 29, 2008

By /s/ Bruce J. Smith, Chief Financial Officer, Worldwide Hard Assets Fund

Date: May 31, 2008